INVESTMENTS IN UNCONSOLIDATED ENTITIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INVESTMENTS IN UNCONSOLIDATED ENTITIES [Abstract]
INVESTMENTS IN UNCONSOLIDATED ENTITIES
NOTE 8.	INVESTMENTS IN UNCONSOLIDATED ENTITIES

We use the equity method of accounting for investments in other companies that are not controlled by us and in which our interest is generally between 20% and 50% of the voting shares or we have significant influence over the entity, or both.

Altrazeal Trading Ltd.

On January 11, 2012, we executed a shareholders’ agreement for the establishment of Altrazeal Trading Ltd., a single purpose entity to be used for the exclusive marketing of Altrazeal® throughout the European Union, Australia, New Zealand, North Africa, and the Middle East.  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal Trading Ltd.  On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading Ltd. for the years ended December 31, 2013 and 2014 and unaudited financial statements for the three months ended March 31, 2015 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading Ltd. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading Ltd. for the three months ended March 31, 2015 and for the years ended December 31, 2014, 2013, and 2012 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon audited financial statements received in May 2014, our unrecorded share of Altrazeal Trading Ltd. losses for the year ended December 31, 2012 totaled $129,207.

Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$136,661
Total liabilities	$660,006
Total stockholders’ (deficit)	$(523,345)
Statement of operations
Revenues	$61,028
Net (loss)	$(516,829)

Altrazeal Trading GmbH

On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.  As a result of this transfer, we received a non-dilutable 25% ownership interest in Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading GmbH for the years ended December 31, 2013 and 2014 and unaudited financial statements for the three months ended March 31, 2015 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading GmbH in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading GmbH for the three months ended March 31, 2015 and for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of Altrazeal Trading GmbH cumulative losses as of December 31, 2013 totaled $213,370.

Summarized financial information for our investment in Altrazeal Trading GmbH assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$757,784
Total liabilities		$1,563,046
Total stockholders’ (deficit)		$(805,262)
Statement of operations
Revenues	$	---
Net (loss)		$(798,009)

ORADISC GmbH

On October 19, 2012, we executed a shareholders’ agreement for the establishment of ORADISC GmbH, a single purpose entity to be used for the exclusive development and marketing of OraDisc™ erodible film technology products.  We received a non-dilutable 25% ownership interest in ORADISC GmbH.

Audited financial statements of ORADISC GmbH for the years ended December 31, 2013 and 2014 and unaudited financial statements for the three months ended March 31, 2015 have not been released to us and, therefore, we have not included the effect of the financial activities of ORADISC GmbH. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of ORADISC GmbH for the three months ended March 31, 2015 and for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of ORADISC GmbH cumulative losses as of December 31, 2013 totaled $11,430.

Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$305,069
Total liabilities		$302,572
Total stockholders’ equity		$2,497
Statement of operations
Revenues	$	---
Net (loss)		$(34,671)

Altrazeal AG

On February 1, 2014, we executed a shareholders’ agreement with Altrazeal AG, a single purpose entity for the marketing of Altrazeal® in several territories, including Africa (markets not already licensed), Latin America, Georgia, Turkmenistan, Ukraine, the Commonwealth of Independent States, Jordan, Syria, Asia and the Pacific (excluding China, Hong Kong, Macau, Taiwan, South Korea, Japan, Australia, and New Zealand).  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal AG.

Audited or unaudited financial statements of Altrazeal AG for the three months ended March 31, 2015 and for the year ended December 31, 2014 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal AG in our financial statements for such reporting period.  We believe that our share of the cumulative losses of Altrazeal AG for the three months ended March 31, 2015 and for the year ended December 31, 2014 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

NOTE 9.	INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

We use the equity method of accounting for investments in other companies that are not controlled by us and in which our interest is generally between 20% and 50% of the voting shares or we have significant influence over the entity, or both.

Altrazeal Trading Ltd.

On January 11, 2012, we executed a shareholders’ agreement for the establishment of Altrazeal Trading Ltd., a single purpose entity to be used for the exclusive marketing of Altrazeal® throughout the European Union, Australia, New Zealand, North Africa, and the Middle East.  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal Trading Ltd.  On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading Ltd. for the years ended December 31, 2014 and 2013 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading Ltd. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading Ltd. for the years ended December 31, 2014, 2013, and 2012 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon audited financial statements received in May 2014, our unrecorded share of Altrazeal Trading Ltd. losses for the year ended December 31, 2012 totaled $129,207.

Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$136,661
Total liabilities	$660,006
Total stockholders’ (deficit)	$(523,345)
Statement of operations
Revenues	$61,028
Net (loss)	$(516,829)

Altrazeal Trading GmbH

On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.  As a result of this transfer, we received a non-dilutable 25% ownership interest in Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading GmbH for the years ended December 31, 2014 and 2013 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading GmbH. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading GmbH for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of Altrazeal Trading GmbH cumulative losses as of December 31, 2013 totaled $213,370.

Summarized financial information for our investment in Altrazeal Trading GmbH assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$757,784
Total liabilities		$1,563,046
Total stockholders’ (deficit)		$(805,262)
Statement of operations
Revenues	$	---
Net (loss)		$(798,009)

ORADISC GmbH

On October 19, 2012, we executed a shareholders’ agreement for the establishment of ORADISC GmbH, a single purpose entity to be used for the exclusive development and marketing of OraDisc™ erodible film technology products.  We received a non-dilutable 25% ownership interest in ORADISC GmbH.

Audited financial statements of ORADISC GmbH for the years ended December 31, 2014 and 2013 have not been released to us and, therefore, we have not included the effect of the financial activities of ORADISC GmbH. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of ORADISC GmbH for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of ORADISC GmbH cumulative losses as of December 31, 2013 totaled $11,430.

Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$305,069
Total liabilities		$302,572
Total stockholders’ equity		$2,497
Statement of operations
Revenues	$	---
Net (loss)		$(34,671)

Altrazeal AG

On February 1, 2014, we executed a shareholders’ agreement with Altrazeal AG, a single purpose entity for the marketing of Altrazeal® in several territories, including Africa (markets not already licensed), Latin America, Georgia, Turkmenistan, Ukraine, the Commonwealth of Independent States, Jordan, Syria, Asia and the Pacific (excluding China, Hong Kong, Macau, Taiwan, South Korea, Japan, Australia, and New Zealand).  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal AG.

Audited or unaudited financial statements of Altrazeal AG for the year ended December 31, 2014 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal AG in our financial statements for such reporting period.  We believe that our share of the cumulative losses of Altrazeal AG for the year ended December 31, 2014 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.